Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price Intermediate Tax-Free High Yield Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	958
T. Rowe Price Intermediate Tax-Free High Yield Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 777